Other expenses (income) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Disclosure of other operating income (expense) [Abstract]
Government fiscal claims, cost of old tailings operations and other expenses	$ (1)	$ 12	$ 20
Pension and medical defined benefit provisions	2	2	8
Royalty received	(1)	(1)	(2)
Royalty receivables impaired	0	0	4
Retrenchment and related costs	1	0	0
Legal fees and project costs	0	1	9
Refund from insurance claim	0	(5)	(5)
Other indirect taxes	1	11	23
Other operating income (expense)	$ 2	$ 20	$ 57